Average Annual Total Returns (Vanguard LifeStrategy Moderate Growth Fund Annuity:)	Vanguard LifeStrategy Moderate Growth Fund Vanguard LifeStrategy Moderate Growth Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays U.S. Aggregate Bond Index Vanguard LifeStrategy Moderate Growth Fund Vanguard LifeStrategy Moderate Growth Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays U.S. Aggregate Float Adjusted Index Vanguard LifeStrategy Moderate Growth Fund Vanguard LifeStrategy Moderate Growth Fund - Investor Shares 11/1/2013 - 10/31/2014	Dow Jones U.S. Total Stock Market Float Adjusted Index Vanguard LifeStrategy Moderate Growth Fund Vanguard LifeStrategy Moderate Growth Fund - Investor Shares 11/1/2013 - 10/31/2014	Moderate Growth Composite Index Vanguard LifeStrategy Moderate Growth Fund Vanguard LifeStrategy Moderate Growth Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.07%	5.97%	5.85%	12.47%	7.35%
Five Years	9.36%	4.45%	4.48%	15.72%	9.66%
Ten Years	5.93%	4.71%	none	8.09%	6.40%